Borrowings - Additional Information - Yguazu Cementos S.A. (Detail)		12 Months Ended
	Aug. 08, 2018 PYG (₲) Installment	Dec. 31, 2019 PYG (₲) Agreement Bank	Aug. 31, 2018 PYG (₲)	Aug. 08, 2017 PYG (₲)
Paraguayan banks [member]
Disclosure of detailed information about borrowings [line items]
Number of loan agreements | Agreement		2
Number of banks | Bank		2
Sudameris Bank S.A.E.C.A. [member] | Prime rate plus 0.82 [member]
Disclosure of detailed information about borrowings [line items]
Periodic payment	₲ 11,200,000,000
In Guaraní [member] | Yguazu Cementos S.A. [member] | Paraguayan banks [member]
Disclosure of detailed information about borrowings [line items]
Face amount		₲ 423,000,000,000
In Guaraní [member] | Yguazu Cementos S.A. [member] | Banco Continental S.A.E.C.A. [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Face amount				₲ 255,000,000,000
Maturity period	8 years
Borrowings interest rate	8.50%	8.50%
Number of equal installments | Installment	15
In Guaraní [member] | Yguazu Cementos S.A. [member] | Banco Continental S.A.E.C.A. [member] | Prime rate plus 0.32 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings adjustment to interest rate basis	0.32%
Periodic payment	₲ 17,000,000,000
In Guaraní [member] | Yguazu Cementos S.A. [member] | Sudameris Bank S.A.E.C.A. [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Face amount				₲ 168,000,000,000
Maturity period	8 years
Borrowings interest rate	9.00%	9.00%
Number of equal installments | Installment	15
In Guaraní [member] | Yguazu Cementos S.A. [member] | Sudameris Bank S.A.E.C.A. [member] | Prime rate plus 0.82 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings adjustment to interest rate basis	0.82%
In Guaraní [member] | Yguazu Cementos S.A. [member] | Banco Itau de Paraguay [member] | Five point six five percentage fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Face amount			₲ 11,500,000
Borrowings interest rate			5.65%
In Guaraní [member] | Yguazu Cementos S.A. [member] | Banco Itau de Paraguay [member] | Five point eight percentage fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Face amount			₲ 11,500,000
Borrowings interest rate			5.80%